Cover Page Cover Page	May 11, 2021	Apr. 28, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 11, 2021
Entity Registrant Name		M/I HOMES, INC.
Entity Incorporation, State or Country Code		OH
Entity File Number		1-12434
Entity Tax Identification Number		31-1210837
Entity Address, Address Line One		4131 Worth Avenue
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Columbus
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43219
City Area Code		614
Local Phone Number		418-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, par value $.01
Trading Symbol		MHO
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000799292
Amendment Flag		false